SM&R Investments, Inc.


Supplement effective January 1, 2003 to the Class A and Class B Prospectus dated December 31, 2002


On page 63, under "Pricing of Fund Shares", the following sections are amended as shown in bold italics and underlined.


"General (How Shares are Priced).", the first sentence is hereby amended to read:

Each fund's offering price is calculated once each day the New York Stock Exchange (the "Exchange") is open for regular trading on any SM&R business day.


"Share Price - Effective Date of Purchases and Redemptions.", is hereby amended to read:

Each fund's share price, called its net asset value, or NAV, is calculated once each day at the close of regular trading (currently 3:00 p.m. Central Time) on any SM&R business day. NAV is not calculated on SM&R business holidays or other days the Exchange is closed. In the event the Exchange closes early on a particular day, we will determine the net asset value of the funds as of such earlier closing time. Below is the method used by the funds to calculate the NAV on any given day.

Net Asset Value   =
Total Assets - Liabilities

Number of Shares Outstanding

Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. Each fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the fund that day, less any applicable transaction fee or redemption charge. The price you pay or receive for shares of a fund depends, in part, on the day and time you make your purchase or redemption. Purchases and redemptions will be executed on each day the Exchange is open for regular trading on any SM&R business day at the next NAV determined that day if:
* SM&R receives your request in good order prior to the close of the regular trading day;
* A securities dealer having a dealer contract with SM&R receives your order prior to the close of the regular trading day (on any SM&R business day) and
* reports your order to SM&R prior to SM&R's close of business (currently 4:30 p.m. Central Time) on the same day; or
* SM&R is advised of bank wire purchases received by Moody National Bank before 3 p.m. Central Time.

If we receive your order after the close of the regular trading day or on any day that the Exchange is closed or on a SM&R business holiday, we will execute your purchase or redemption at the price determined on the next regular trading day. In unusual circumstances, the funds may temporarily suspend the processing of sale requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

SM&R's business holidays for calendar year 2003 are New Year's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, Friday after Thanksgiving, Christmas Day, Friday after Christmas.

SM&R Investments, Inc.

Supplement effective January 1, 2003 to the Class T Prospectus dated December 31, 2002


On page 38, under "Pricing of Fund Shares", the following sections are amended as shown in bold italics and underlined.


"General (How Shares are Priced).", the first sentence is hereby amended to read:

Each fund's offering price is calculated once each day the New York Stock Exchange (the "Exchange") is open for regular trading on any SM&R business day.


"Share Price - Effective Date of Purchases and Redemptions.", is hereby amended to read:

Each fund's share price, called its net asset value, or NAV, is calculated once each day at the close of regular trading (currently 3:00 p.m. Central Time) on any SM&R business day. NAV is not calculated on SM&R business holidays or other days the Exchange is closed. In the event the Exchange closes early on a particular day, we will determine the net asset value of the funds as of such earlier closing time. Below is the method used by the funds to calculate the NAV on any given day.


Net Asset Value   =
Total Assets - Liabilities

Number of Shares Outstanding

Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. Each fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the fund that day, less any applicable transaction fee or redemption charge. The price you pay or receive for shares of a fund depends, in part, on the day and time you make your purchase or redemption. Purchases and redemptions will be executed on each day the Exchange is open for regular trading on any SM&R business day at the next NAV determined that day if:
* SM&R receives your request in good order prior to the close of the regular trading day;
* A securities dealer having a dealer contract with SM&R receives your order prior to the close of the regular trading day (on any SM&R business day) and reports your order to SM&R prior to SM&R's close of business (currently
4:30 p.m. Central Time) on the same day; or
* SM&R is advised of bank wire purchases received by Moody National Bank before 3 p.m. Central Time.

If we receive your order after the close of the regular trading day or on any day that the Exchange is closed or on a SM&R business holiday, we will execute your purchase or redemption at the price determined on the next regular trading day. In unusual circumstances, the funds may temporarily suspend the processing of sale requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

SM&R's business holidays for calendar year 2003 are New Year's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, Friday after Thanksgiving, Christmas Day, Friday after Christmas.